Property and equipment, net - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total	$ 4,686	$ 4,427	$ 2,666
Costs of revenues
Property and equipment, net
Total	1,346	740	1,362
Research and development expenses
Property and equipment, net
Total	158	390	467
Sales and marketing expenses
Property and equipment, net
Total		7	9
General and administrative expenses
Property and equipment, net
Total	$ 3,182	$ 3,290	$ 828